Related Party Transactions - Additional Information (Details)					11 Months Ended
	Aug. 27, 2021 USD ($)	Aug. 26, 2021 USD ($)	Feb. 08, 2021 USD ($)	Jan. 07, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / MW	Jan. 31, 2021 shares
Related Party Transaction [Line Items]
Outstanding loan balance repaid					$ 7,038,038
Common stock, shares subscribed | shares						200,000,000
Master Services and Supply Agreement
Related Party Transaction [Line Items]
Agreement, date of commencement					Aug. 26, 2021
Agreement, initial term					84 months
Agreement, auto renewal period					12 months
Bitfury Top HoldCo
Related Party Transaction [Line Items]
Common stock value subscriptions				$ 5
Common stock, shares subscribed | shares				500
Shares converted | shares				200,000,000
Bitfury Top HoldCo | Master Services and Supply Agreement
Related Party Transaction [Line Items]
Onsite service fee percentage calculation, description					Bitfury Top HoldCo’s “onsite” services fee would be calculated on a straight cost +5% basis (plus applicable duties and taxes)
Management fee range in megawatts | $ / MW					445
Management fee per megawatt up to four forty five megawatt | $ / MW					1,000
Management fee per megawatt above four forty five megawatt | $ / MW					450
Capped amount per month					$ 200,000
Bitfury Top HoldCo | Purchase Agreement
Related Party Transaction [Line Items]
Percentage of service fee					7.00%
Bitfury Top HoldCo | Deposits on Equipment | Purchase Agreement
Related Party Transaction [Line Items]
Payment to related party					$ 10,000,000.0
Amount reimbursed to related party including service fee					2,500,000
Bitfury Top HoldCo | Construction in Progress | Purchase Agreement
Related Party Transaction [Line Items]
Amount reimbursed to related party including service fee					100,000
Bitfury Top HoldCo | Deposits on Equipment and Construction-in-Progress | Purchase Agreement
Related Party Transaction [Line Items]
Payment to related party					$ 2,400,000
Bitfury Top HoldCo | Loan Agreement
Related Party Transaction [Line Items]
Debt instrument face amount			$ 100,000
Related party debt interest rate		2.50%	0.30%		2.50%
Related party maturity date		Aug. 31, 2021
Outstanding loan due to related parties		$ 7,000,000.0
Reclassification of account payable Related party debt to related party loan payable		$ 47,475
Outstanding loan balance repaid	$ 7,000,000.0
Related party debt accrued interest					$ 26,823
Bitfury USA Inc | Deposits on Equipment | Purchase Agreement
Related Party Transaction [Line Items]
Payment to related party					$ 5,100,000
Private Placement [Member] | Bitfury Top HoldCo | Loan Agreement
Related Party Transaction [Line Items]
Consideration Received on Transaction	$ 60,000,000.0